Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Valuation allowance	$ 10	$ 10	$ 11
Deferred tax assets	99	110	143
Deferred tax liabilities	51	54	56
Net deferred tax asset	$ 48	$ 56	$ 87